Segment and Geographic Information - Percentages of Revenues Attributable to Company's Major Product Categories (Detail)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenue from External Customer [Line Items]
Percentage of net revenues	100.00%	100.00%	100.00%
Apparel [Member]
Revenue from External Customer [Line Items]
Percentage of net revenues	63.00%	61.00%	64.00%
Footwear [Member]
Revenue from External Customer [Line Items]
Percentage of net revenues	24.00%	23.00%	21.00%
Accessories and related products [Member]
Revenue from External Customer [Line Items]
Percentage of net revenues	13.00%	16.00%	15.00%